INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2022 vessel	Jun. 30, 2022 vessel tanker	Dec. 31, 2020	Dec. 31, 2021 tanker vessel
Landbridge Universal Limited
Sale Leaseback Transaction [Line Items]
Term of lease or charter			7 years
Term of lease or charter, purchase obligation period			7 years
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets		9		12
Assets accounted for as sales-type lease		9		10
Assets accounted for as sales-type lease, number sold	1
Sales-Type Leases and Direct Financing Leases | Frontline Shipping
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | tanker				2
Assets accounted for as direct financing lease, number sold | tanker		2
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets		1		1